CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2018 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ (109,569)	$ (15,674)	¥ (1,470)	¥ 41,844
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	30,858	4,414	32,247	23,470
Allowance for doubtful accounts	5,267	753
Depreciation of property and equipment	15,424	2,206	14,528	6,537
Noncash lease expenses	54,808	7,840
Loss of disposal of property and equipment	249	36	1,596	51
Loss from property and equipment impairment	764	109	0	0
Amortization of intangible assets	4,328	619	3,435	0
Loss from intangible assets impairment	30,804	4,406	0	0
Loss from equity method investments, net of taxes	224	32	81
Loss from goodwill impairment	114,612	16,395	557	0
Fair value change of investments	(11,134)	(1,593)	4,783
Changes in operating assets and liabilities and other, net:
Accounts receivable and contract assets	(665)	(95)	4,943	(5,463)
Amounts due from related parties	(594)	(85)	12,746	32,944
Other receivables, deposits and other assets	(3,517)	(503)	(14,081)	1,567
Deferred income taxes	(12,676)	(1,813)	(6,334)	(3,034)
Rental deposits - non-current	(107)	(15)	(800)	(5,955)
Changes in operating lease liabilities	(47,550)	(6,802)
Amounts due to related parties	446	64		(420)
Accrued expenses and other current liabilities	22,424	3,208	27,839	(8,288)
Income tax payable	3,724	533	(5,557)	7,452
Deferred revenue	(15,925)	(2,278)	(21,366)	5,258
Net cash provided by operating activities	82,195	11,757	53,147	95,963
Cash flows from investing activities
Purchases of property and equipment	(9,186)	(1,314)	(17,870)	(23,113)
Purchases of intangible assets			(322)
Acquisition of businesses, net of cash acquired	(10,115)	(1,447)	(133,902)
Prepayments to acquire subsidiaries				(1,300)
Payments to equity method investments			(300)
Purchase of short-term investments	(10,000)	(1,430)
Purchase of investments under fair value	(104,602)	(14,963)	(34,823)	(158,235)
Proceeds from maturity of investments under fair value	35,157	5,029
Loans to related parties				(4,550)
Collection of loans to related parties				16,751
Net cash used in investing activities	(98,746)	(14,125)	(187,217)	(170,447)
Cash flows from financing activities
Payments to acquire non-controlling interests	(3,335)	(477)
Contribution from non-controlling shareholders of subsidiaries	3,073	440	3,683	3,160
Proceeds from initial public offering, net of offering cost paid of RMB14,445 in 2018				580,153
Offering cost paid			(847)	(14,445)
Proceeds from related parties loans	986	141	214	390
Net proceeds from options exercised	758	108	66
Repurchase of ordinary shares	(27,899)	(3,991)
Dividends paid			(3,677)	(122,092)
Net cash provided by (used in) financing activities	(26,417)	(3,779)	(561)	461,611
Effect of foreign exchange rate changes	14,088	2,015	22,542	(34,771)
Net increase (decrease) in cash, cash equivalents and restricted cash	(28,880)	(4,132)	(112,089)	352,356
Cash, cash equivalents and restricted cash at beginning of the year	471,235	67,410	583,324	230,968
Cash, cash equivalents and restricted cash at end of the year	442,355	63,278	471,235	583,324
Reconciliation in amounts on consolidated balance sheets:
Cash and cash equivalents	404,652	57,885	439,580	583,324
Restricted cash	37,703	5,393	31,655
Cash, cash equivalents and restricted cash at end of the year	442,355	63,278	471,235	583,324
Supplemental disclosure of cash flow information:
Income taxes paid	13,142	1,880	22,010	21,987
Cash paid for amounts included in measurement of lease liabilities	60,206	8,612
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	16,412	2,348
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payable	¥ 221	$ 32	984	145
Payables for business acquisitions			¥ 10,115
Dividends payable				3,677
Other payable related to cost of initial public offering				¥ 1,582